Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: July 12, 2021

Payment Date	7/15/2021
Collection Period Start	6/1/2021
Collection Period End	6/30/2021
Interest Period Start	6/15/2021
Interest Period End	7/14/2021

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$104,289,604.35	$33,112,863.11	$71,176,741.24	0.149846	Jun-23
Class A-3 Notes	$441,000,000.00	$—	$441,000,000.00	1.000000	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$708,773,604.35	$33,112,863.11	$675,660,741.24

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$712,164,814.94	$679,051,951.83	0.500597
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$712,164,814.94	$679,051,951.83
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$104,289,604.35	1.64000%	30/360	$142,529.13
Class A-3 Notes	$441,000,000.00	1.60000%	30/360	$588,000.00
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$708,773,604.35			$965,142.02

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$712,164,814.94	$679,051,951.83
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$712,164,814.94	$679,051,951.83
Number of Receivable Outstanding	48,169	46,967
Weight Average Contract Rate	4.58%	4.58%
Weighted Average Remaining Term (months)	44	44

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,777,003.17
Principal Collections	$32,964,404.04
Liquidation Proceeds	$120,580.63
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$35,861,987.84
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$35,861,987.84

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$593,470.68	$593,470.68	$—	$—	$35,268,517.16
Interest - Class A-1 Notes	$—	$—	$—	$—	$35,268,517.16
Interest - Class A-2 Notes	$142,529.13	$142,529.13	$—	$—	$35,125,988.03
Interest - Class A-3 Notes	$588,000.00	$588,000.00	$—	$—	$34,537,988.03
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$34,371,198.28
First Allocation of Principal	$—	$—	$—	$—	$34,371,198.28
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$34,350,963.82
Second Allocation of Principal	$2,592,652.52	$2,592,652.52	$—	$—	$31,758,311.30
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$31,735,929.05
Third Allocation of Principal	$13,565,000.00	$13,565,000.00	$—	$—	$18,170,929.05
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$18,145,722.62
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,581,722.62
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,581,722.62
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$1,190,512.03
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,190,512.03
Remaining Funds to Certificates	$1,190,512.03	$1,190,512.03	$—	$—	$—
Total	$35,861,987.84	$35,861,987.84	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$712,164,814.94	$679,051,951.83
Note Balance	$708,773,604.35	$675,660,741.24
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	15	$148,459.07
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	63	$120,580.63
Monthly Net Losses (Liquidation Proceeds)			$27,878.44
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.03)%
Second Preceding Collection Period			(0.26)%
Preceding Collection Period			0.17%
Current Collection Period			0.05%
Four-Month Average Net Loss Ratio			(0.02)%
Cumulative Net Losses for All Periods			$1,215,888.94
Cumulative Net Loss Ratio			0.09%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.12%	53	$836,139.26
60-89 Days Delinquent	0.04%	12	$240,958.87
90-119 Days Delinquent	0.01%	4	$37,177.16
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.16%	69	$1,114,275.29

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	7	$90,080.56
Total Repossessed Inventory	8	$109,165.96

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	16	$278,136.03
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.04%
Second Preceding Collection Period		0.03%
Preceding Collection Period		0.03%
Current Collection Period		0.04%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2021:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.64	0.09%	35	0.07%